Shareholder Fees - Ironclad Managed Risk Fund - Ironclad Managed Risk Fund	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Redemption Fee	$ (20)
Exchange Fee	25
Maximum Account Fee	$ 15